Document and Entity Information	Nov. 01, 2019
Cover [Abstract]
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Amendment Flag	true
Amendment Description	On November 4, 2019, the Company filed a Current Report on Form 8-K regarding the Acquisition (the “Original Form 8-K”) and stated that the financial statements required under Item 9.01 of Form 8-K would be filed no later than 71 days after the date on which the Original Form 8-K was required to be filed. This Current Report on Form 8-K amends Items 9.01(a) and 9.01(b) of the Original Form 8-K and contains the required financial statements relating to the Acquisition.
Entity Central Index Key	0001278021
Document Type	8-K/A
Document Period End Date	Nov. 01, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-34091
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.003 per share
Trading Symbol	MKTX
Security Exchange Name	NASDAQ